Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	119 Months Ended	120 Months Ended	129 Months Ended	134 Months Ended	137 Months Ended	144 Months Ended	154 Months Ended	162 Months Ended	165 Months Ended	173 Months Ended	178 Months Ended	185 Months Ended	204 Months Ended	210 Months Ended	229 Months Ended	241 Months Ended	249 Months Ended	260 Months Ended	265 Months Ended	268 Months Ended	285 Months Ended	355 Months Ended
	Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.72%	13.16%			12.41%																				9.32%
Performance Inception Date	Jun. 14, 1996
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.20%	8.57%			8.21%																				7.21%
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.20%	9.43%			8.79%																				7.31%
LARGE CAP FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%																				10.18%
LARGE CAP FUND | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.37%	13.59%			14.59%																				10.34%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.54%	14.88%			13.49%																		10.12%
Performance Inception Date	Aug. 28, 2003
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.07%	10.37%			9.30%																		7.49%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.30%	10.43%			9.44%																		7.50%
LARGE CAP DISCIPLINED EQUITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%																		11.07%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.22%	13.52%			14.53%																			9.90%
Performance Inception Date	Apr. 01, 2002
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.16%	10.05%			11.56%																			8.26%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.63%	10.04%			11.20%																			8.00%
LARGE CAP INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%																			9.88%
LARGE CAP INDEX FUND | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.37%	13.59%			14.59%																			9.95%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.81%	14.35%			14.75%				13.63%
Performance Inception Date	Dec. 18, 2013
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.69%	11.21%			12.69%				11.83%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.60%	10.90%			11.89%				11.09%
S&P 500 INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%				13.69%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.55%	6.71%			11.45%					11.25%
Performance Inception Date	Feb. 28, 2013
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.71%	4.30%			9.50%					9.46%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.16%	4.82%			8.93%					8.88%
EXTENDED MARKET INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%					14.51%
EXTENDED MARKET INDEX FUND | Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.67%	6.69%			11.40%					11.22%
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.79%	8.26%			9.12%																				8.29%
Performance Inception Date	Jun. 14, 1996
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.86%	4.69%			5.98%																				6.29%
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.47%	5.70%			6.47%																				6.34%
SMALL CAP FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%																				10.18%
SMALL CAP FUND | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	6.09%			9.62%																				8.24%
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.90%	8.54%			10.21%							10.62%
Performance Inception Date	Apr. 10, 2012
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.32%	5.51%			7.48%							7.90%
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.21%	5.89%			7.39%							7.78%
SMALL CAP II FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%							14.58%
SMALL CAP II FUND | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	6.09%			9.62%							10.25%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.68%	6.35%			8.50%																	8.26%
Performance Inception Date	Dec. 15, 2003
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.90%	3.63%			5.75%																	6.06%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.45%	4.46%			6.11%																	6.20%
SMALL/MID CAP EQUITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%																	10.89%
SMALL/MID CAP EQUITY FUND | Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.91%	7.26%			10.40%																	9.50%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.99%	15.18%	14.16%
Performance Inception Date	Apr. 26, 2018
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.26%	12.23%	12.06%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.48%	11.18%	10.91%
U.S. EQUITY FACTOR ALLOCATION FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.91%
U.S. EQUITY FACTOR ALLOCATION FUND | Russell 3000 Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.18%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.75%	10.02%			9.66%											11.61%
Performance Inception Date	Dec. 31, 2008
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.06%)	4.22%			5.60%											8.11%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.86%	7.14%			7.06%											8.85%
U.S. MANAGED VOLATILITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%											14.81%
U.S. MANAGED VOLATILITY FUND | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.31%	8.01%			9.92%											11.55%
U.S. MANAGED VOLATILITY FUND | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%			14.29%											14.58%
U.S. MANAGED VOLATILITY FUND | The Fund’s 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund’s 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		9.81%	9.28%			10.62%											12.15%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.90%	11.20%		9.78%
Performance Inception Date	Jan. 29, 2016
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.01%	7.92%		7.44%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.92%	8.07%		7.28%
GLOBAL MANAGED VOLATILITY FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		32.39%	7.91%		9.26%
GLOBAL MANAGED VOLATILITY FUND | MSCI World Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		21.09%	12.15%		12.97%
GLOBAL MANAGED VOLATILITY FUND | MSCI World Minimum Volatility Index (USD) Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Minimum Volatility Index (USD) Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		10.54%	6.29%		8.04%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		29.32%	7.73%			8.81%															6.11%
Performance Inception Date	Mar. 28, 2005
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.67%	5.48%			7.32%															5.05%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.70%	5.68%			6.89%															4.83%
WORLD EQUITY EX-US FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		32.39%	7.91%			8.41%															6.21%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.87%	8.06%			10.00%												5.39%
Performance Inception Date	Jun. 30, 2008
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.30%	5.53%			8.44%												4.45%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.42%	5.88%			7.95%												4.28%
SCREENED WORLD EQUITY EX-US FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		32.39%	7.91%			8.41%												4.75%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		39.81%	9.20%			10.14%		7.29%
Performance Inception Date	Oct. 31, 2014
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		31.12%	6.40%			8.20%		5.55%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		28.57%	6.89%			7.93%		5.54%
EMERGING MARKETS EQUITY FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		32.39%	7.91%			8.41%		6.66%
EMERGING MARKETS EQUITY FUND | MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.78%	4.26%			8.39%		5.38%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.15%	5.09%			4.38%													2.35%
Performance Inception Date	Dec. 14, 2006
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.61%	2.86%			2.53%													0.95%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.60%	2.92%			2.54%													1.16%
OPPORTUNISTIC INCOME FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%													3.17%
OPPORTUNISTIC INCOME FUND | ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		4.42%	3.26%			2.38%													1.89%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.54%	(0.30%)			2.45%																				4.83%
Performance Inception Date	Jun. 14, 1996
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.71%	(1.68%)			0.91%																				2.84%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.44%	(0.83%)			1.22%																				2.94%
CORE FIXED INCOME FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%																				4.37%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.96%	5.63%			7.02%														7.03%
Performance Inception Date	Dec. 05, 2005
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.16%	1.69%			3.42%														3.55%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.64%	2.52%			3.78%														3.87%
HIGH YIELD BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%														3.30%
HIGH YIELD BOND FUND | ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%			6.44%														6.65%
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.79%	(4.22%)			2.84%																4.18%
Performance Inception Date	Apr. 21, 2004
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.62%	(5.97%)			0.50%																1.73%
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.99%	(3.80%)			1.33%																2.30%
LONG DURATION FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%																3.29%
LONG DURATION FUND | The Fund’s 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund’s 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.13%	(4.18%)			2.43%																4.68%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.36%	(3.67%)			2.92%						3.21%
Performance Inception Date	Jun. 29, 2012
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.18%	(5.49%)			0.96%						1.19%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.32%	(3.41%)			1.50%						1.65%
LONG DURATION CREDIT FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%						1.94%
LONG DURATION CREDIT FUND | Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.54%	(3.69%)			2.59%						2.78%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.07%	3.23%			2.72%									2.19%
Performance Inception Date	Feb. 28, 2011
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.14%	1.87%			1.61%									1.29%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.98%	1.88%			1.60%									1.29%
ULTRA SHORT DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%									2.42%
ULTRA SHORT DURATION BOND FUND | Bloomberg Short U.S. Treasury 9‑12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Short U.S. Treasury 9‑12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.40%	2.78%			2.18%									1.55%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.34%	2.96%			5.06%														5.27%
Performance Inception Date	Dec. 05, 2005
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.83%	0.72%			3.20%														3.13%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.96%	1.22%			3.08%														3.22%
EMERGING MARKETS DEBT FUND | Bloomberg Global Aggregate Index (USD) Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index (USD) Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.17%	(2.15%)			1.26%														2.55%
EMERGING MARKETS DEBT FUND | The Fund’s Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund’s Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.79%	1.48%			4.19%														4.96%
REAL RETURN FUND | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.53%	3.28%			3.10%													3.04%
Performance Inception Date	Dec. 14, 2006
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.56%	1.33%			1.74%													1.75%
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.85%	1.65%			1.79%													1.83%
REAL RETURN FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%													3.17%
REAL RETURN FUND | Bloomberg 1‑5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1‑5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.55%	3.32%			3.16%													3.01%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.87%	2.43%			2.49%			2.25%
Performance Inception Date	Jul. 31, 2014
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.01%	1.12%			1.38%			1.22%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.45%	1.29%			1.42%			1.27%
LIMITED DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%			2.00%
LIMITED DURATION BOND FUND | ICE BofA 1‑3 Year US Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA 1‑3 Year US Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.09%	1.79%			1.85%			1.69%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.39%	(0.19%)			3.01%	2.60%
Performance Inception Date	Mar. 31, 2015
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.38%	(1.79%)			1.48%	1.10%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.34%	(0.82%)			1.66%	1.35%
INTERMEDIATE DURATION CREDIT FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%	1.77%
INTERMEDIATE DURATION CREDIT FUND | Bloomberg A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.57%	(0.35%)			2.60%	2.28%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.26%	15.22%			14.53%										14.31%
Performance Inception Date	Jul. 30, 2010
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.26%	10.40%			11.24%										11.58%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.01%	10.84%			11.08%										11.28%
DYNAMIC ASSET ALLOCATION FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%			14.82%										14.69%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.49%	6.48%			3.77%								1.37%
Performance Inception Date	Jul. 28, 2011
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.33%	3.69%			1.97%								0.05%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.13%	3.81%			2.14%								0.47%
MULTI-ASSET REAL RETURN FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)			2.01%								2.25%
MULTI-ASSET REAL RETURN FUND | The Fund’s Blended Benchmark Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund’s Blended Benchmark Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		9.57%	6.04%			4.99%								2.58%